Note 17 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents	$ 8,604	$ 2,824	$ 7,129	$ 4,522	$ 1,939
A + [member]
Statement Line Items [Line Items]
Cash and cash equivalents	5,423	0	252	17
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0	233	14
A- [member]
Statement Line Items [Line Items]
Cash and cash equivalents	2	554	0	0
AA - [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 3,179	$ 2,270	$ 6,644	$ 4,491